Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2019	4,902,071	1,600
Balance at Dec. 31, 2019	$ 49	$ 0			$ 459,328	$ 69	$ (365,208)	$ 94,238
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0			0	0	5,936	5,936
Conversion of Series B preferred stock to common stock (Note 9) (in shares)	195,215	(1,100)
Conversion of Series B preferred stock to common stock (Note 9)	$ 2	$ 0			(2)	0	0	0
Repurchase and cancellation of preferred stock (in shares)			(400)	(100)
Repurchase and cancellation of Series B preferred stock		0			(400)	0	0	(400)
Repurchase and cancellation of Series C preferred stock, including expenses		$ 0			(3,015)	0	1,500	(1,515)
Compensation cost on restricted stock (Note 9) (in shares)	0	0
Compensation cost on restricted stock (Note 9)	$ 0	$ 0			1,310	0	0	1,310
Common shares re-purchase and retirement (Note 9) (in shares)	(81,785)
Common shares re-purchase and retirement, including expenses (Note 9)	$ (1)				(655)	0	0	(656)
Balance (in shares) at Jun. 30, 2020	5,015,501	0
Balance at Jun. 30, 2020	$ 50	$ 0			456,566	69	(357,772)	98,913
Balance (in shares) at Dec. 31, 2020	5,082,726	0
Balance at Dec. 31, 2020	$ 51	$ 0			457,171	8	(360,433)	96,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0			0	0	(5,500)	(5,500)
Compensation cost on restricted stock and stock option awards (Note 9) (in shares)	0	0
Compensation cost on restricted stock and stock option awards (Note 9)	$ 0	$ 0			227	0	0	227
Balance (in shares) at Jun. 30, 2021	5,082,726	0
Balance at Jun. 30, 2021	$ 51	$ 0			$ 457,398	$ 8	$ (365,933)	$ 91,524